Share-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 9,000	$ 65,000	$ 21,000
Stock-based compensation tax benefit recognized	$ 276,000	$ 271,000
Share-based compensation, number of shares reserved for issuance, contractual terms		5 years 9 months
Share-based compensation, number of options exercised	0	0	907,000
Share-based compensation, cash received from exercise of stock options	$ 0	$ 0	$ 3,593,000
Options granted to employees on grant date	0
Total intrinsic value of options exercised	$ 0	0	1,900,000
Unrecognized compensation cost related to nonvested options	$ 2,000
Unrecognized compensation cost related to nonvested options, expected recognition period	3 months
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of RSUs granted	$ 0	0	0
Unrecognized compensation cost related to nonvested RSUs	0	0
Cash received from employee stock award vesting and the forfeiture of RSUs	$ 0	0	$ 0
2004 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	1,400,000
Share-based compensation, number of shares reserved for issuance, contractual terms	10 years
2006 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	200,000
Share-based compensation, number of shares reserved for issuance, contractual terms	10 years
2007 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	400,000
Share-based compensation, number of shares reserved for issuance, contractual terms	10 years
2008 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	200,000
Share-based compensation, number of shares reserved for issuance, contractual terms	10 years
2008 Employee Share Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares subscribed by qualified employees	0
2008 Employee Share Purchase Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	40,000
2009 Equity Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	300,000
Share-based compensation, number of shares reserved for issuance, contractual terms	10 years
2009 Employee Share Purchase Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	40,000
Share-based compensation, number of shares issued	0
2010 Equity Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	200,000
Share-based compensation, number of shares reserved for issuance, contractual terms	10 years
2010 Employee Share Purchase Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	40,000
Share-based compensation, number of shares issued	0
Capitalized stock-based compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 0	0
Stock-based compensation tax benefit recognized	$ 0	$ 0